Consolidated Statements of Operations (10-K) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements of Operations [Abstract]
Revenues	$ 37,723		$ 36,957
Cost of goods sold	31,651		29,386
Gross profit	6,072		7,571
Operating expenses:
Selling, general and administrative	12,243		14,441
Professional fees	1,447		2,922
Impairment of property	1,069	[1]	906
Impairment of intangible assets	0		686
Recoveries from former customers	0		(1,800)
Total operating expenses	14,759		17,155
Loss from operations	(8,687)		(9,584)
Other income (expense):
Interest income	74		126
Interest expense	(1,926)		(1,763)
Change in fair value of derivative warrant and conversion liabilities	5,420		332
Loss on extinguishment	(4,941)		0
Financing expense	(2,184)		0
Foreign currency exchange, net	(617)		(99)
Other income	27		232
Other expense	(237)		(464)
Total other income (expense)	(4,384)		(1,636)
Loss before income taxes	(13,071)		(11,220)
Income tax benefit	1,935		345
Net loss	(11,136)		(10,875)
Net loss attributable to noncontrolling interest in Nutra SA	1,627		776
Net loss attributable to RiceBran Technologies shareholders	$ (9,509)		$ (10,099)
Loss per share attributable to RiceBran Technologies shareholders
Basic (in dollars per share)	$ (9.29)		$ (10.18)
Diluted (in dollars per share)	$ (9.29)		$ (10.18)
Weighted average number of shares outstanding
Basic (in shares)	1,023,412		991,852
Diluted (in shares)	1,023,412		991,852

[1]	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.